UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2003
                                                ------------------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Ulysses Offshore Fund, Ltd.
                     ---------------------------------------
Address:             Harbour Centre, 2nd Floor, P.O. Box 896
                     ---------------------------------------
                     George Town, Cayman Islands
                     ---------------------------------------

Form 13F File Number:  028-06860

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Joshua Nash
                     -------------------------------------------
Title:               Manager of Ulysses Management Offshore LLC
                     -------------------------------------------
Phone:               212-455-6200
                     -------------------------------------------

Signature, Place, and Date of Signing:

       Joshua Nash           New York, New York                05/14/03
--------------------------   -------------------     --------------------------
    [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               -0-
                                           -----------------

Form 13F Information Table Entry Total:           74
                                           ----------------

Form 13F Information Table Value Total:   $   231,026      (in thousands)
                                           ----------------



List of Other Included managers:

           NONE

                           ULYSSES OFFSHORE FUND, LTD.
                                 S.E.C. FORM 13F
                        FOR QUARTER ENDED MARCH 31, 2003


                                                                                                                    ITEM 5:
                                                ITEM 2:                 ITEM 3:              ITEM 4:               Shares or
                   ITEM 1:                      Title of                Cusip                Fair                  Principal
                Name of Issuer                  Class                   Number            Market Value             Amount
------------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD.                          COM                        G3223R108           4,302,192           75,200 SHS
NABORS INDUSTRIES                              SHS                        G6359F103           2,635,407           66,100 SHS
PARTNER RE LTD.                                COM                        G6852T105           5,567,700          110,800 SHS
AOL TIME WARNER                                COM                        00184A105           1,437,864          132,400 CALL
ABITIBI CONSOLIDATED INC.                      COM                        003924107           1,668,000          240,000 SHS
AETNA INC                                      COM                        00817Y108           8,134,500          165,000 PUT
ALCOA INC                                      COM                        013817101           3,133,746          161,700 CALL
ARAMARK CORP                                   CL B                       038521100             936,610           40,900 SHS
AUTONATION INC.                                COM                        05329W102             469,200           36,800 SHS
BJ SERVICES                                    COM                        055482103           2,025,571           58,900 SHS
BED BATH AND BEYOND INC                        COM                        075896100           3,554,166          102,900 CALL
BEST BUY                                       COM                        086516101           3,174,369          117,700 CALL
BOSTON SCIENTIFIC CORP                         COM                        101137107           1,797,516           44,100 CALL
CSX CORP                                       COM                        126408103           2,312,972           81,100 SHS
CISCO SYSTEMS INC                              COM                        17275R102             954,030           73,500 CALL
COCA COLA                                      COM                        191216100           9,520,896          235,200 CALL
CRAY COMPUTER                                  COM                        225223106              97,167           14,700 SHS
CUMMINS INC                                    COM                        231021106           2,169,720           88,200 CALL
DADE BEHRING INC.                              COM                        23342J206           1,380,000           73,600 SHS
DELTA AND PINE LAND CO.                        COM                        247357106             906,661           40,100 SHS
DIAMONDS TR                                    UNIT SER 1                 252787106          46,934,160          588,000 PUT
DOW JONES                                      COM                        260561105           4,444,176          125,400 SHS
DUPONT                                         COM                        263534109           2,284,968           58,800 SHS
FAIRFAX FINCL HOLDINGS                         SUB VTG                    303901102             224,180            4,400 SHS
FEDERAL NATL MTG ASSN                          COM                        313586109             960,645           14,700 PUT
FEDERATED DEPT STORS                           COM                        31410H101           2,261,214           80,700 SHS
FEDERAL EXPRESS                                COM                        31428X106             809,529           14,700 SHS
FEDERAL EXPRESS                                COM                        31428X106           1,217,047           22,100 CALL
FLA EAST COAST RR                              CL A                       340632108             330,075           13,500 SHS
FOOT LOCKER INC.                               COM                        344849104           1,259,390          117,700 SHS
GEMSTAR-TV GUIDE                               COM                        36866W106             550,350          150,000 SHS
GENERAL MTRS CORP                              COM                        370442105           6,918,996          205,800 PUT
GRACE W.R. & CO.                               COM                        38388F108             248,270          167,750 SHS
HARLEY DAVIDSON INC                            COM                        412822108           3,502,422           88,200 CALL
HOME DEPOT                                     COM                        437076102           1,936,620           79,500 CALL
IMAGISTICS INTL.                               COM                        45247T104           2,241,848          120,400 SHS
INSPIRE PHARMACEUTICALS                        COM                        457733103           1,726,834          110,200 SHS
INTEL CORP                                     COM                        458140100           3,859,988          237,100 SHS
INTEL CORP                                     COM                        458140100           5,264,952          323,400 PUT
INTERNATIONAL BUS MACH                         COM                        459200101           4,619,527           58,900 CALL
JP MORGAN CHASE AND CO                         COM                        46625H100           1,218,694           51,400 CALL
LA JOLLA PHARMACEUTICAL CO.                    COM                        503459109             262,457          155,300 SHS
MGIC INVT CORP WIS                             COM                        552848103           3,459,687           88,100 PUT
MARSH AND MCLENNAN CO                          COM                        571748102           2,506,644           58,800 CALL
MARTEK BIOSCIENCES                             COM                        572901106           1,676,976           58,800 SHS
MEDTRONICS                                     COM                        585055106           6,632,640          147,000 CALL
MICROSOFT                                      COM                        594918104           3,558,870          147,000 CALL
MOTORLA                                        COM                        620076109             607,110           73,500 CALL
NASDAQ 100 SHARES UNIT SER 1                   UNIT SER 1                 631100104           3,898,600          154,400 SHS
NASDAQ 100 SHARES UNIT SER 1                   UNIT SER 1                 631100104          11,135,250          441,000 PUT
NAVISTAR INTL.                                 COM                        63934E108           2,165,680           88,000 PUT
NAVISTAR INTL.                                 COM                        63934E108           2,165,680           88,000 SHS
NORTHERN TRUST CORP                            COM                        665859104           1,169,280           38,400 SHS
NORTHROP GRUMMAN CORP.                         COM                        666807102           3,406,260           39,700 SHS
NORTHROP GRUMMAN CORP.                         COM                        666807102           5,671,380           66,100 PUT
PACCAR INC.                                    COM                        693718108           1,281,885           25,500 SHS
PATTERSON-UTI ENERGY                           COM                        703481101             949,914           29,400 SHS
PFIZER                                         COM                        717081103           2,900,996           93,100 SHS
PHARMACIA CORP.                                COM                        71713U102           1,701,690           39,300 SHS
QUALCOM                                        COM                        747525103           2,912,400           80,900 CALL
REEBOK INTERNATIONAL                           COM                        758110100             965,790           29,400 SHS
ROWAN COMPANIES INC.                           COM                        779382100             432,520           22,000 SHS


                           ULYSSES OFFSHORE FUND, LTD.
                                 S.E.C. FORM 13F
                        FOR QUARTER ENDED MARCH 31, 2003




                                                                                                                    ITEM 5:
                                                ITEM 2:                 ITEM 3:              ITEM 4:               Shares or
                   ITEM 1:                      Title of                Cusip                Fair                  Principal
                Name of Issuer                  Class                   Number            Market Value             Amount
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP.                          COM                        806605101             916,462           51,400 SHS
SCHERING PLOUGH CORP.                          COM                        806605101           1,310,505           73,500 CALL
SCHLUMBERGER                                   COM                        806857108           3,071,208           80,800 SHS
SEALED AIR PFD A                               PFD CV A $2                81211K209           2,197,844           47,800 SHS
SELECTICA INC.                                 COM                        816288104             238,434           81,100 SHS
SYMBOL TECHNOLOGIES INC.                       COM                        871508107             904,050          105,000 SHS
TEXAS INSTRUMENTS                              COM                        882508104           3,128,307          191,100 CALL
US BANCORP                                     COM                        902973304           1,119,820           59,000 SHS
USA INTERACTIVE                                COM                        902984103           4,540,905          169,500 SHS
WAL MART STORES                                COM                        931142103             764,841           14,700 SHS
WEBMD CORP                                     COM                        94769M105           2,890,910          320,500 SHS
XCEL ENERGY INC.                               COM                        98389B100           1,488,522          116,200 SHS




                             ** TABLE CONTINUED **

                           ULYSSES OFFSHORE FUND, LTD.
                                 S.E.C. FORM 13F
                        FOR QUARTER ENDED MARCH 31, 2003

                                                      ITEM 6:                                                    ITEM 8:
                                              INVESTMENT DISCRETION                                     VOTING AUTHORITY SHARES
                                                  (b) Shares                       ITEM 7:
                   ITEM 1:                        as Defined      (c) Shared       Managers
                Name of Issuer      (a) Sole     in Instr. V        Other        See Instr. V    (a) Sole    (b) Shared   (c) None
------------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD.                   X                                                            X
NABORS INDUSTRIES                       X                                                            X
PARTNER RE LTD.                         X                                                            X
AOL TIME WARNER                         X                                                            X
ABITIBI CONSOLIDATED INC.               X                                                            X
AETNA INC                               X                                                            X
ALCOA INC                               X                                                            X
ARAMARK CORP                            X                                                            X
AUTONATION INC.                         X                                                            X
BJ SERVICES                             X                                                            X
BED BATH AND BEYOND INC                 X                                                            X
BEST BUY                                X                                                            X
BOSTON SCIENTIFIC CORP                  X                                                            X
CSX CORP                                X                                                            X
CISCO SYSTEMS INC                       X                                                            X
COCA COLA                               X                                                            X
CRAY COMPUTER                           X                                                            X
CUMMINS INC                             X                                                            X
DADE BEHRING INC.                       X                                                            X
DELTA AND PINE LAND CO.                 X                                                            X
DIAMONDS TR                             X                                                            X
DOW JONES                               X                                                            X
DUPONT                                  X                                                            X
FAIRFAX FINCL HOLDINGS                  X                                                            X
FEDERAL NATL MTG ASSN                   X                                                            X
FEDERATED DEPT STORS                    X                                                            X
FEDERAL EXPRESS                         X                                                            X
FEDERAL EXPRESS                         X                                                            X
FLA EAST COAST RR                       X                                                            X
FOOT LOCKER INC.                        X                                                            X
GEMSTAR-TV GUIDE                        X                                                            X
GENERAL MTRS CORP                       X                                                            X
GRACE W.R. & CO.                        X                                                            X
HARLEY DAVIDSON INC                     X                                                            X
HOME DEPOT                              X                                                            X
IMAGISTICS INTL.                        X                                                            X
INSPIRE PHARMACEUTICALS                 X                                                            X
INTEL CORP                              X                                                            X
INTEL CORP                              X                                                            X
INTERNATIONAL BUS MACH                  X                                                            X
JP MORGAN CHASE AND CO                  X                                                            X
LA JOLLA PHARMACEUTICAL CO.             X                                                            X
MGIC INVT CORP WIS                      X                                                            X
MARSH AND MCLENNAN CO                   X                                                            X
MARTEK BIOSCIENCES                      X                                                            X
MEDTRONICS                              X                                                            X
MICROSOFT                               X                                                            X
MOTORLA                                 X                                                            X
NASDAQ 100 SHARES UNIT SER 1            X                                                            X
NASDAQ 100 SHARES UNIT SER 1            X                                                            X
NAVISTAR INTL.                          X                                                            X
NAVISTAR INTL.                          X                                                            X
NORTHERN TRUST CORP                     X                                                            X
NORTHROP GRUMMAN CORP.                  X                                                            X
NORTHROP GRUMMAN CORP.                  X                                                            X
PACCAR INC.                             X                                                            X
PATTERSON-UTI ENERGY                    X                                                            X
PFIZER                                  X                                                            X
PHARMACIA CORP.                         X                                                            X
QUALCOM                                 X                                                            X
REEBOK INTERNATIONAL                    X                                                            X
ROWAN COMPANIES INC.                    X                                                            X


                           ULYSSES OFFSHORE FUND, LTD.
                                 S.E.C. FORM 13F
                        FOR QUARTER ENDED MARCH 31, 2003

                                                      ITEM 6:                                                    ITEM 8:
                                              INVESTMENT DISCRETION                                     VOTING AUTHORITY SHARES
                                                  (b) Shares                       ITEM 7:
                   ITEM 1:                        as Defined      (c) Shared       Managers
                Name of Issuer      (a) Sole     in Instr. V        Other        See Instr. V    (a) Sole    (b) Shared   (c) None
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP.                   X                                                            X
SCHERING PLOUGH CORP.                   X                                                            X
SCHLUMBERGER                            X                                                            X
SEALED AIR PFD A                        X                                                            X
SELECTICA INC.                          X                                                            X
SYMBOL TECHNOLOGIES INC.                X                                                            X
TEXAS INSTRUMENTS                       X                                                            X
US BANCORP                              X                                                            X
USA INTERACTIVE                         X                                                            X
WAL MART STORES                         X                                                            X
WEBMD CORP                              X                                                            X
XCEL ENERGY INC.                        X                                                            X



                              ** TABLE COMPLETE **